Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes

(10) Income Taxes

The Company is not subject to taxation in its country of incorporation; however, the Company is subject to taxation in certain other jurisdictions due to the nature of the Company’s operations. The Company estimates its tax liability based upon its understanding of the tax laws of the various countries in which it operates. Income tax expense (benefit) for 2015, 2014 and 2013 consisted of the following:

	2015	2014	2013
Current
Bermuda	$—	$—	$—
Foreign	3,648	(17,251)	8,571

	3,648	(17,251)	8,571

Deferred
Bermuda	—	—	—
Foreign	3,047	(817)	(1,740)

	3,047	(817)	(1,740)

	$6,695	$(18,068)	$6,831

The components of income before income taxes and noncontrolling interest were as follows:

	2015	2014	2013
Bermuda sources	$—	$—	$—
Foreign sources	119,158	176,986	196,205

	$119,158	$176,986	$196,205

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of comprehensive income is as follows:

	2015	2014	2013
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	3.65%	1.53%	0.92%
Tax uncertainties	1.97%	-11.74%	2.56%

	5.62%	-10.21%	3.48%

The tax effects of temporary differences that give rise to significant portions of the current and non-current deferred tax assets and deferred tax liabilities at December 31, 2015 and 2014 are presented below:

	2015	2014
Current deferred tax assets
Other	$1,203	$2,100

Current deferred tax assets	1,203	2,100

Non-current deferred tax assets
Net operating loss carryforwards	21,595	18,128
Other	1,384	1,833

	22,979	19,961
Valuation allowance (net operating loss)	(678)	—

Non-current deferred tax assets, net	22,301	19,961

Non-current deferred tax liabilities
Containers, net	31,816	24,910
Other	905	726

Non-current deferred tax liabilities	32,721	25,636

Net deferred tax liability	$9,217	$3,575

In assessing the extent to which deferred tax assets are realizable, the Company’s management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company’s management considers the projected future reversal of taxable temporary items for making this assessment. Based upon the projections for the reversal of taxable temporary items over the periods in which the deferred tax assets are deductible, the Company’s management believes it is more likely than not the Company will not realize a portion of the benefits of these deductible differences, thus a valuation allowance has been provided.

The Company has net operating loss carry-forwards of $76,734 that will begin to expire from December 31, 2018 through December 31, 2035 if not utilized. The Company expects to utilize the net operating loss carry-forwards prior to their expiration, net of the valuation allowance.

The accompanying consolidated financial statements do not reflect the income taxes that would be payable to foreign taxing jurisdictions if the earnings of a group of corporations operating in those jurisdictions were to be transferred out of such jurisdictions, because such earnings are intended to be permanently reinvested in those countries. At December 31, 2015, cumulative earnings of approximately $34,585 would be subject to income taxes of approximately $10,376 if such earnings of foreign corporations were transferred out of such jurisdictions in the form of dividends.

The Company’s foreign tax returns, including the United States, State of California, State of New Jersey, State of Texas, Malaysia, Singapore, and United Kingdom, are subject to examination by the various tax authorities. The Company’s foreign tax returns are no longer subject to examinations by taxing authorities for years before 2011, except for its United Kingdom tax returns which are no longer subject to examinations for years before 2009.

In November 2012, the Company received notification from the IRS that the 2010 United States tax return for TGH had been selected for examination. On March 5, 2014, the IRS issued a letter indicating that it had completed its examination of TGH’s tax return for 2010 and would make no changes to the return as filed. As a result of this, the Company recognized a discrete benefit during 2014 of $22,408 for the re-measurement of its unrecognized tax benefits for the impacted years.

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2015 and 2014 are as follows:

Balance at December 31, 2013	$29,683
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	(15,139)
Increases related to current year tax positions	2,383
Settlements	(6,644)
Lapse of statute of limitations	(484)

Balance at December 31, 2014	9,799
Increases related to prior year tax positions	36
Decreases related to prior year tax positions	—
Increases related to current year tax positions	2,798
Settlements	—
Lapse of statute of limitations	(568)

Balance at December 31, 2015	$12,065

If the unrecognized tax benefits of $12,065 at December 31, 2015 were recognized, tax benefits in the amount of $11,894 would reduce our annual effective tax rate. The Company believes the total amount of unrecognized tax benefit as of December 31, 2015 will decrease by $776 in the next twelve months due to expiration of the statute of limitations, of which $713 would reduce our annual effective tax rate.

Interest and penalty expense (benefit) recorded during 2015, 2014 and 2013 amounted to $70, ($729) and $376, respectively. Total accrued interest and penalties as of December 31, 2015 and 2014 were $645 and $575, respectively, and were included in non-current income taxes payable.